CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 38,665	$ 22,463
Short-term bank deposits	13,150	27,025
Restricted deposits	3,135	2,842
Trade receivables (net of allowance for doubtful accounts of $ 2,751 and $ 1,557 at December 31, 2018 and 2017, respectively)	14,176	14,489
Unbilled accounts receivable	6,050	6,309
Other accounts receivable and prepaid expenses (Note 3)	4,126	2,850
Inventories (Note 4)	13,863	9,596
Total current assets	93,165	85,574
LONG-TERM INVESTMENTS AND RECEIVABLES:
Long-term deposits and restricted bank deposits	146	155
Severance pay fund	1,289	1,524
Deferred tax assets (Note 12)	3,459	2,579
Total long-term investments and receivables	4,894	4,258
PROPERTY AND EQUIPMENT, NET (Note 5)	6,347	5,718
INTANGIBLE ASSETS, NET (Note 6)	3,645	4,303
GOODWILL (Note 7)	11,120	12,692
Total assets	119,171	112,545
CURRENT LIABILITIES:
Trade payables	6,359	5,198
Customer advances	10,170	7,191
Deferred revenues	2,387	2,163
Other accounts payable and accrued expenses (Note 8)	13,226	11,621
Total current liabilities	32,142	26,173
LONG-TERM LIABILITIES:
Deferred revenues	1,344	891
Deferred tax liabilities	182	190
Accrued severance pay	2,181	2,328
Other long-term liabilities	351	14
Total long-term liabilities	4,058	3,423
COMMITMENTS AND CONTINGENT LIABILITIES (Note 9)
REDEEMABLE NON-CONTROLLING INTEREST	1,755
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 1 par value - Authorized: 39,748,000 shares at December 31, 2018 and December 31, 2017; Issued and outstanding: 23,049,639 shares at December 31, 2018 and 23,032,448 shares at December 31, 2017	6,721	6,716
Additional paid-in capital	94,205	93,975
Accumulated other comprehensive loss	(1,827)	(87)
Foreign currency translation adjustments (Company's standalone financial statements)	2,795	5,859
Accumulated deficit	(20,678)	(23,514)
Total shareholders' equity (Note 10)	81,216	82,949
Total liabilities and shareholders' equity	$ 119,171	$ 112,545